Sales - Trade receivables - Accounting policies (Details)	12 Months Ended
Dec. 31, 2022 item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of methods of impairment of trade receivables	3
Bottom of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred payment terms	12 months
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred payment terms	24 months